FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 22 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values may not be a precise estimate. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2020
Assets
Cash and due from banks	$56,006	$56,006	$56,006	$-	$-
Interest bearing deposits	62,699	62,699	62,699	-	-
Securities available for sale	1,072,159	1,072,159	-	1,072,159	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,427	NA	NA	NA	NA
Net loans and loans held for sale	2,790,683	2,794,058	-	92,434	2,701,624
Accrued interest receivable	12,315	12,315	3	3,414	8,898
Derivative financial instruments	16,782	16,782	-	16,782	-
Liabilities
Deposits with no stated maturity (1)	$3,198,338	$3,198,338	$3,198,338	$-	$-
Deposits with stated maturity (1)	439,017	441,457	-	441,457	-
Other borrowings	30,012	30,844	-	30,844	-
Subordinated debt	39,281	41,417	-	41,417	-
Subordinated debentures	39,524	30,265	-	30,265	-
Accrued interest payable	601	601	59	542	-
Derivative financial instruments	11,754	11,754	-	11,754	-
2019
Assets
Cash and due from banks	$53,295	$53,295	$53,295	$-	$-
Interest bearing deposits	12,009	12,009	12,009	-	-
Interest bearing deposits - time	350	350	-	350	-
Securities available for sale	518,400	518,400	-	518,400	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,359	NA	NA	NA	NA
Net loans and loans held for sale	2,768,675	2,768,817	-	69,800	2,699,017
Accrued interest receivable	10,108	10,108	8	1,752	8,348
Derivative financial instruments	5,464	5,464	-	5,464	-

Liabilities
Deposits with no stated maturity (1)	$2,427,190	$2,427,190	$2,427,190	$-	$-
Deposits with stated maturity (1)	609,537	610,235	-	610,235	-
Other borrowings	88,646	88,680	-	88,680	-
Subordinated debentures	39,456	33,149	-	33,149	-
Accrued interest payable	1,296	1,296	97	1,199	-
Derivative financial instruments	4,402	4,402	-	4,402	-

NA – Not applicable
(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $518.400 million and $388.369 million at December 31, 2020 and 2019, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $37.785 million and $42.658 million at December 31, 2020 and 2019, respectively.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal, and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.